Equity Based Compensation (Tables)	12 Months Ended
Dec. 31, 2022
Schedule of assumptions to estimate for fair value of each option grant on the date of grant using the Black-Scholes option pricing model

	Year Ended December 31,
	2020	2021
Approximate risk-free rate	0.33%	0.49%
Average expected life	6 years	6 years
Volatility	65.2%	47.6%
Estimated per share fair value of options granted	$16.67	$12.89

Stock options
Schedule of share based compensations activity

	Number of shares	Weighted average exercise per share	Weighted-average remaining contractual term (in years)	Aggregate intrinsic value (in thousands)
Outstanding at December 31, 2020	8,548	$0.78	7.12	$598
Granted	30	0.78
Exercised	(47)	0.78
Forfeited	(703)	0.78
Outstanding at December 31, 2021	7,828	$0.78	6.05	$72,956
Exercised/Released	(1,844)	0.78
Cancelled/Forfeited	(422)	0.78
Expired	(112)	0.78
Outstanding at December 31, 2022	5,450	$0.78	5.72	$2,235

Restricted Stock Units
Schedule of share based compensations activity

	Number of shares	Weighted average exercise per share	Weighted-average remaining contractual term (in years)	Aggregate intrinsic value (in thousands)
Outstanding at December 31, 2021	—	—	—	$—
Granted	5,770	6.06
Exercised/Released	(100)	3.09
Cancelled/Forfeited	(166)	3.52
Outstanding at December 31, 2022	5,504	$6.23	3.0	$6,549